Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income taxes
Income taxes consist of the following:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Current tax expense:
Bermuda	—	—	—	—
Foreign	30	34	56	151
Deferred tax expense:
Bermuda	—	—	—	—
Foreign	(22)	(4)	10	48
Total tax expense	8	30	66	199
Effective tax rate	(1.3)%	(0.8)%	(2.2)%	452.3%

Schedule of items within the Statement of Operations which received no tax relief
The rate reflects no tax relief on the majority of the following items within the Statement of Operations, due to these items largely falling within the zero tax rate Bermudan companies:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Loss on marketable securities	(64)	(3)	—	—
(Loss)/gain on derivative financial instruments	(31)	(4)	11	(74)
Reorganization items, net	(9)	(3,365)	(1,337)	—
Loss on impairment of investments	—	—	(841)	(895)
Loss on disposals	—	—	(245)	—

Schedule of income tax reconciliation
The income taxes for the period from July 2, 2018 through December 31, 2018 (Successor), the period from January 1, 2018 through July 1, 2018 (Predecessor) and the years ended December 31, 2017 (Predecessor) and 2016 (Predecessor) differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Income taxes at statutory rate	—	—	—	—
Effect of change on uncertain tax positions relating to prior year	49	12	(5)	28
Effect of unremitted earnings of subsidiaries	(10)	—	3	(4)
Effect of taxable income in various countries	(31)	18	68	175
Total tax expense	8	30	66	199

Schedule of deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Pensions and stock options	4	4
Provisions	28	49
Net operating losses carried forward	263	255
Other	—	—
Gross deferred tax assets	295	308
Valuation allowance	(254)	(230)
Deferred tax assets, net of valuation allowance	41	78

Deferred tax liabilities:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Property, plant and equipment	49	138
Unremitted Earnings of Subsidiaries	27	37
Intangibles	34	—
Gross deferred tax liabilities	110	175
Net deferred tax (liability)/asset	(69)	(97)

Schedule of changes in uncertain tax positions
The changes to our uncertain tax positions were as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Balance at the beginning of the period	61	55	44	9
Increases as a result of positions taken in prior periods	69	7	23	35
Increases as a result of positions taken during the current period	18	1	—	2
Decreases as a result of positions taken in prior periods	(9)	(2)	(9)	(2)
Decreases as a result of positions taken in the current period	—	—	—	—
Decreases due to settlements	(7)	—	(3)	—
Balance at the end of the period	132	61	55	44

Summary of tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Angola	2015
Nigeria	2014
United States	2015
Norway	2015
Brazil	2008